Provision for Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 438,033	$ 505,486	$ 357,611
Valuation allowance	(438,033)	(505,486)	(357,611)
Deferred tax assets - net